Due Dates of the Financial Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Due Dates of the Financial Liabilities
NOTE 20: DUE DATES OF THE FINANCIAL LIABILITIES
The table below analyses the Group’s
non-derivative
financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows, except for advances repayable which are presented at amortized cost. Contingent consideration liability has not been disclosed in the table below, because as of balance sheet date, it does not meet the definition of a contractual obligation. Commitments relating to contingent consideration are detailed in the Note 31.
Financial liabilities reported as at December 31, 2019:

(€‘000)	Total	Less than one year	One to three years	Three to five years	More than five years
As at 31 December, 2019
Lease liabilities	4,838	1,401	1,952	1,100	385
Bank loan	229	192	37	—	—
Pension obligations	398	—	—	—	398
Advances repayable (current and non-current)	4,484	346	490	486	3,163
Total financial liabilities	9,949	1,939	2,479	1,586	3,946
Financial liabilities reported as at December 31, 2018:

(€‘000)	Total	Less than one year	One to five years	Three to five years	More than five years
As at 31 December, 2018
Finance leases	1,136	484	652	—	—
Operating leases	2,912	708	942	729	533
Bank loan	510	281	229	—	—
Pension obligations	131	—	—	—	131
Advances repayable (current and non-current)	3,140	276	717	560	1,587
Total - material contractual obligations	7,829	1,749	2,540	1,290	2,250